Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Risk and Uncertainty
As of December 31, 2025 and 2024, the following investments represent 5.0 percent or more of the net assets available for benefits:
2025

Investment	Fair Value of Investment
State Street S&P 500 Index Non-Lending Series Fund (Class A)	$2,996,695,194
SSGA Global All cap Equity ex- US Index Fund (NL – Class A)	998,776,049
State Street US Extended Market Index Non-Lending Series Fund (Class C)	731,042,921
State Street US Bond Index Non-Lending Series Fund (Class A)	577,596,173
2024

Investment	Fair Value of Investment
State Street S&P 500 Index Non-Lending Series Fund (Class A)	$2,710,407,194
SSGA Global All cap Equity ex- US Index Fund (NL – Class A)	763,615,692
State Street US Extended Market Index Non-Lending Series Fund (Class C)	681,273,387
State Street US Bond Index Non-Lending Series Fund (Class A)	484,378,726